Income taxes - Schedule of Movement in Significant Components of Company's Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	$ 5,726	$ 6,542
Deferred tax liabilities	12,754	9,564
Deferred tax liability (asset)	(7,028)	(3,022)
Recognized in income	2,125	(877)
Recognized in income	2,125	3,157
Recognized in income	0	(4,034)
Exchange rate differences	(668)	61
Exchange rate differences	(1,152)	33
Exchange rate differences	484	28
Deferred tax assets	7,183	5,726
Deferred tax liabilities	13,727	12,754
Deferred tax liability (asset)	(6,544)	(7,028)
Deferred tax assets net by legal jurisdiction	1,683	1,459
Deferred tax liabilities net by legal jurisdiction	8,227	8,487
Stock-based compensation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	4,177	3,821
Recognized in income	1,928	333
Exchange rate differences	(337)	23
Deferred tax assets	5,768	4,177
Non-capital and capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	1,061	2,270
Recognized in income	344	(1,240)
Exchange rate differences	(81)	31
Deferred tax assets	1,324	1,061
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	488	451
Recognized in income	(147)	30
Exchange rate differences	(250)	7
Deferred tax assets	91	488
Fund management contracts
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	13,732	9,446
Recognized in income	2,231	4,266
Exchange rate differences	(1,167)	20
Deferred tax liabilities	14,796	13,732
Unrealized gains (losses)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	978
Deferred tax liabilities		118
Recognized in income	(1,337)	(1,109)
Exchange rate differences	66	13
Deferred tax assets	2,249	978
Advance on unrealized carried interest
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	0
Recognized in income	1,231
Exchange rate differences	(51)
Deferred tax liabilities	$ 1,180	$ 0